                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07309

                      (Investment Company Act File Number)

                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Six months ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.12		$11.26	$10.58	$10.45	$ 9.58	$10.24
Income From Investment Operations:
Net investment income	0.23		0.47	0.54	0.59	0.60	0.54
Net realized and unrealized gain (loss) on investments	(0.14)		(0.14)	0.68	0.12	0.87	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.33	1.22	0.71	1.47	(0.10)
Less Distributions:
Distributions from net investment income	(0.23)		(0.47)	(0.54)	(0.58)	(0.60)	(0.54)
Distributions from net realized gain on investments	--		--	--	--	--	(0.02)
TOTAL DISTRIBUTIONS	(0.23)		(0.47)	(0.54)	(0.58)	(0.60)	(0.56)
Net Asset Value, End of Period	$10.98		$11.12	$11.26	$10.58	$10.45	$ 9.58
Total Return [1]	0.83%		3.04%	11.81%	7.01%	15.85%	(0.96)%

Ratios to Average Net Assets:
Expenses	0.30	% [2]	0.30%	0.30%	0.31%	0.30%	0.30%
Net investment income	4.16	% [2]	4.24%	4.92%	5.59%	6.07%	5.45%
Expense waiver/reimbursement [3]	0.64	% [2]	0.65%	0.72%	0.75%	0.87%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,307		$176,215	$156,975	$82,138	$70,644	$53,675
Portfolio turnover	9%		16%	15%	46%	116%	90%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.12		$11.26	$10.58	$10.45	$ 9.58	$10.24
Income From Investment Operations:
Net investment income	0.21		0.44	0.50	0.55	0.57	0.51
Net realized and unrealized gain (loss) on investments	(0.14)		(0.14)	0.68	0.13	0.87	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.30	1.18	0.68	1.44	(0.13)
Less Distributions:
Distributions from net investment income	(0.21)		(0.44)	(0.50)	(0.55)	(0.57)	(0.51)
Distributions from net realized gain on investments	--		--	--	--	--	(0.02)
TOTAL DISTRIBUTIONS	(0.21)		(0.44)	(0.50)	(0.55)	(0.57)	(0.53)
Net Asset Value, End of Period	$10.98		$11.12	$11.26	$10.58	$10.45	$ 9.58
Total Return [1]	0.68%		2.73%	11.48%	6.69%	15.51%	(1.26)%

Ratios to Average Net Assets:
Expenses	0.60	% [2]	0.60%	0.60%	0.61%	0.60%	0.60%
Net investment income	3.86	% [2]	3.94%	4.63%	5.29%	5.78%	5.21%
Expense waiver/reimbursement [3]	0.59	% [2]	0.60%	0.67%	0.70%	0.82%	0.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,355		$61,728	$43,626	$33,299	$35,447	$32,457
Portfolio turnover	9%		16%	15%	46%	116%	90%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/20004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,008.30	$1.52
Institutional Service Shares	$1,000	$1,006.80	$3.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Institutional Service Shares	$1,000	$1,022.18	$3.06

1 Expenses are equal to the Federated Total Return Government Bond Fund Institutional Shares and Institutional Service Shares annualized expense ratios of 0.30% and 0.60% respectively, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At August 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Treasury Securities	38.0%
U.S. Government Agency Securities	21.4%
U.S. Government Agency Mortgage-Backed Securities	18.1%
Repurchase Agreements	22.5%
TOTAL		100%

1 See the fund's prospectus for a more complete description of the these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--47.6%
		U.S. Treasury Bonds--18.8%
$325,000		12.000%, 8/15/2013	$432,250
2,200,000		11.250%, 2/15/2015	3,504,534
3,700,000	[1]	7.250%, 5/15/2016	4,652,750
2,050,000		8.750%, 5/15/2017	2,890,172
1,000,000		8.125%, 5/15/2021	1,379,690
1,800,000	[1]	7.250%, 8/15/2022	2,306,808
4,000,000	[1]	7.125%, 2/15/2023	5,073,760
6,000,000		6.250%, 8/15/2023	6,968,460
5,500,000	[1]	6.250%, 5/15/2030	6,482,245
14,598,000	[1]	5.375%, 2/15/2031	15,535,483
		TOTAL	49,226,152
		U.S. Treasury Notes--28.8%
2,000,000	[1]	5.875%, 11/15/2004	2,016,320
5,000,000	[1]	1.625%, 1/31/2005	4,998,050
1,000		6.500%, 5/15/2005	1,032
5,000,000	[1]	1.500%, 7/31/2005	4,980,100
2,000,000	[1]	1.875%, 1/31/2006	1,992,180
4,600,000	[1]	7.000%, 7/15/2006	4,988,148
15,100,000		6.500%, 10/15/2006	16,352,847
5,500,000	[1]	3.500%, 11/15/2006	5,619,460
2,000,000		6.250%, 2/15/2007	2,174,680
2,000,000	[1]	6.625%, 5/15/2007	2,206,240
1,000,000	[1]	5.500%, 2/15/2008	1,084,690
6,500,000	[1]	4.750%, 11/15/2008	6,915,415
2,800,000	[1]	5.500%, 5/15/2009	3,076,500
2,000,000		6.000%, 8/15/2009	2,242,820
8,109,000	[1]	4.875%, 2/15/2012	8,644,924
7,600,000	[1]	4.750%, 5/15/2014	7,975,212
		TOTAL	75,268,618
		TOTAL U.S. TREASURY (IDENTIFIED COST $119,196,218)	124,494,770
Principal Amount			Value
		GOVERNMENT AGENCIES--26.7%
		Federal Home Loan Bank--11.2%
$7,500,000	[1]	3.625%, 10/15/2004	$7,518,525
7,000,000		7.250%, 2/15/2007	7,734,230
3,000,000		6.730%, 6/22/2009	3,404,940
900,000		6.500%, 11/13/2009	1,013,166
1,300,000		7.375%, 2/12/2010	1,522,430
4,450,000		7.625%, 5/14/2010	5,289,225
2,500,000		6.875%, 8/13/2010	2,888,200
		TOTAL	29,370,716
		Federal Home Loan Mortgage Corp.--8.5%
6,000,000		5.250%, 1/15/2006	6,242,640
16,000,000		1.875%, 2/15/2006	15,900,800
70,000		6.750%, 9/15/2029	82,606
		TOTAL	22,226,046
		Federal National Mortgage Association--6.3%
16,300,000	[1]	3.125%, 7/15/2006	16,476,529
		Other--0.7%
1,700,000		Federal Agricultural Mortgage Association, 8.070%, 4/16/2007	1,921,629
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $66,516,108)	69,994,920
		MORTGAGE-BACKED SECURITIES--1.2%
		Federal National Mortgage Association--0.0%
55,568		7.500%, 6/1/2012	59,761
		Government National Mortgage Association--1.2%
3,945		7.500%, 10/15/2026	4,269
1,386,205		7.000%, 8/15/2027	1,488,937
242,273		7.500%, 10/15/2027	261,786
199,649		8.000%, 10/15/2027	218,268
1,014,016		6.500%, 10/15/2031	1,071,207
		TOTAL	3,044,467
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,946,198)	3,104,228
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Federal National Mortgage Association REMIC--0.0%
68,399		REMIC 1988-16 B, 9.500%, 6/25/2018	76,247
22,961		REMIC 1989-35 G, 9.500%, 7/25/2019	25,084
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $97,823)	101,331
Shares or Principal Amount			Value
		MUTUAL FUND--21.5%
5,507,139	[2]	Federated Mortgage Core Portfolio (IDENTIFIED COST $55,260,635)	$56,227,887
		REPURCHASE AGREEMENTS--28.1%
$6,214,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.610%, dated 8/31/2004, to be repurchased at $6,214,278 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $515,000,807	6,214,000
30,000,000		Interest in $500,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.610%, dated 8/31/2004, to be repurchased at $30,001,342 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $513,386,591 (held as collateral for securities lending)	30,000,000
37,334,000		Interest in $700,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 1.610%, dated 8/31/2004, to be repurchased at $37,335,670 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $721,001,005 (held as collateral for securities lending)	37,334,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	73,548,000
		TOTAL INVESTMENTS--125.1% (IDENTIFIED COST $317,564,982) [3]	327,471,136
		OTHER ASSETS AND LIABILITIES - NET--(25.1)%	(65,808,985)
		TOTAL NET ASSETS--100.0%	$261,662,151

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $317,564,982.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (unaudited)

Assets:
Investments in securities	$253,923,136
Investments in repurchase agreements	73,548,000
Total investments in securities, at value including $56,227,887 of investments in affiliated issuers (Note 5) and $65,710,717 of securities loaned (identified cost $317,564,982)		$327,471,136
Cash		652
Income receivable		1,667,679
Receivable for shares sold		201,800
Prepaid expenses		4,634
TOTAL ASSETS		329,345,901
Liabilities:
Payable for shares redeemed	71,184
Income distribution payable	254,680
Payable for collateral due to broker	67,334,000
Payable for distribution services fee (Note 5)	4,490
Payable for shareholder services fee (Note 5)	19,396
TOTAL LIABILITIES		67,683,750
Net assets for 23,835,092 shares outstanding		$261,662,151
Net Assets Consist of:
Paid-in capital		$253,864,240
Net unrealized appreciation of investments		9,906,154
Accumulated net realized loss on investments		(2,096,032)
Distributions in excess of net investment income		(12,211)
TOTAL NET ASSETS		$261,662,151
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$203,307,042 ÷ 18,519,457 shares outstanding, no par value, unlimited shares authorized		$10.98
Institutional Service Shares:
$58,355,109 ÷ 5,315,635 shares outstanding, no par value, unlimited shares authorized		$10.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $19,028)			$4,160,755
Dividends (received from affiliated issuers) (Note 5)			1,333,138
TOTAL INCOME			5,493,893
Expenses:
Investment adviser fee (Note 5)		$614,662
Administrative personnel and services fee (Note 5)		95,780
Custodian fees		6,967
Transfer and dividend disbursing agent fees and expenses (Note 5)		37,578
Directors'/Trustees' fees		6,105
Auditing fees		8,066
Legal fees		2,000
Portfolio accounting fees		39,079
Distribution services fee--Institutional Service Shares (Note 5)		75,706
Shareholder services fee--Institutional Shares (Note 5)		231,625
Shareholder services fee--Institutional Service Shares (Note 5)		75,706
Share registration costs		19,247
Printing and postage		10,961
Insurance premiums		7,658
Miscellaneous		3,745
TOTAL EXPENSES		1,234,885
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(520,689)
Waiver of administrative personnel and services fee	(2,105)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,407)
Waiver of distribution services fee--Institutional Service Shares	(48,452)
Waiver of shareholder services fee--Institutional Shares	(194,565)
TOTAL WAIVERS		(769,218)
Net expenses			465,667
Net investment income			5,028,226
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(49,942)
Net change in unrealized appreciation of investments			(2,675,740)
Net realized and unrealized loss on investments			(2,725,682)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$2,302,544

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2004	Year Ended 2/28/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,028,226	$8,854,090
Net realized gain (loss) on investments	(49,942)	953,536
Net change in unrealized appreciation/depreciation of investments	(2,675,740)	(3,262,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,302,544	6,545,493
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,858,556)	(6,723,390)
Institutional Service Shares	(1,169,384)	(2,127,419)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,027,940)	(8,850,809)
Share Transactions:
Proceeds from sale of shares	69,020,089	100,425,035
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Government Securities Fund	--	26,878,841
Net asset value of shares issued to shareholders in payment of distributions declared	3,494,372	6,044,611
Cost of shares redeemed	(46,068,963)	(93,702,225)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,445,498	39,646,262
Change in net assets	23,720,102	37,340,946
Net Assets:
Beginning of period	237,942,049	200,601,103
End of period (including distributions in excess of net investment income of $(12,211) and $(12,497), respectively)	$261,662,151	$237,942,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

On September 26, 2003, the Trust received a tax-free transfer of assets from the Riggs U.S. Government Securities Fund, as follows:

Institutional Service Shares of the Trust Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs U.S. Government Securities Fund Net Assets Received	Unrealized Appreciation Issued in Tax-Free Net Assets Received
2,428,080	$26,878,841	$1,025,361
Net Assets of Trust Prior to Combination	Net Assets of Riggs U.S. Government Securities Fund Immediately Prior to Combination	Net Assets of Trust Immediately After Combination
$200,102,906	$26,878,841	$226,981,747

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Trust participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$65,710,717	$67,334,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,266,149	$57,062,562	5,953,605	$66,103,018
Shares issued to shareholders in payment of distributions declared	252,111	2,745,316	423,956	4,694,635
Shares redeemed	(2,839,673)	(30,878,119)	(4,478,708)	(49,925,494)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,678,587	$28,929,759	1,898,853	$20,872,159

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,093,946	$11,957,527	3,082,924	$34,322,017
Shares issued in connection with the tax-free transfer of assets from Riggs U.S. Government Securities Fund	--	--	2,428,080	26,878,841
Shares issued to shareholders in payment of distributions declared	68,801	749,056	122,079	1,349,976
Shares redeemed	(1,396,118)	(15,190,844)	(3,958,787)	(43,776,731)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(233,371)	$(2,484,261)	1,674,296	$18,774,103
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,445,216	$26,445,498	3,573,149	$39,646,262

4. FEDERAL TAX INFORMATION

At August 31, 2004, the cost of investments for federal tax purposes was $317,564,982. The net unrealized appreciation of investments for federal tax purposes was $9,906,154. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,085,518 and net unrealized depreciation from investments for those securities having an excess of cost over value of $179,364.

At February 29, 2004, the Trust had a capital loss carryforward of $2,045,099 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$1,333,138

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Trust will pay FSSC up to 0.25% of the average daily net assets of the Trust's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $23,435, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended August 31, 2004, were as follows:

Purchases	$2,321,043
Sales	$--

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.   Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004